Disclosure of detailed information about restricted stock units outstanding (Details) - shares		12 Months Ended
	May 08, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted		966,691
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning		490,174	402,372
Outstanding RSU's, Issued on acquisition of Frankly	50,037		23,939	50,037
Outstanding RSU's, Granted		1,086,382	353,467	379,001
Outstanding RSU's, Vested		(203,537)	(277,749)	(26,666)
Outstanding RSU's, Cancelled		(176,808)	(11,855)
Number of warrants, outstanding, ending		1,196,211	490,174	402,372
Outstanding RSU's, Issued on acquisition of SideQik			23,939